Description of Plan - Notes Receivable (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Loan borrowing percent of participants account balance (percent)	50.00%
Maximum amount allowed to borrow	$ 50,000
Minimum borrowing amount	$ 500
EBP, Note Receivable from Participant, Payroll Reduction Repayment Period	15 years
Minimum
EBP, Description of Plan [Line Items]
Interest rate on borrowings (percent)	4.25%
Automatic enrollment rate (percent)	5.00%
Loan repayment term	5 years
Maximum
EBP, Description of Plan [Line Items]
Interest rate on borrowings (percent)	9.50%
Automatic enrollment rate (percent)	15.00%
Loan repayment term	15 years